Fees Summary	Sep. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,500,000
Previously Paid Amount	0.00
Total Fee Amount	3,763.80
Total Offset Amount	0.00
Net Fee	3,763.80
Narrative - Max Aggregate Offering Price	$ 25,500,000
Final Prospectus	true